Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based on (4) :

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	GAAP Net Income ($M)		Ongoing EBIT ($M) (6)

2025	12,773,816	3,089,229	4,327,263	1,754,834	51	157	318		729

2024	13,917,347	12,838,899	4,039,248	3,596,064	77	163	(323	) (7)	887

2023	13,504,801	4,329,344	3,086,982	1,170,520	76	153	481		1,191

2022	11,940,033	(19,255,228)	3,263,242	(2,889,294)	84	99	(1,519)		1,360

2021	18,751,901	42,472,540	5,542,092	9,718,714	133	135	1,783		2,379

(1)	Mr. Bitzer served as the Principal Executive Officer (PEO) for the entirety of 2025, 2024, 2023, 2022 and 2021 and the Company’s other NEOs for the applicable years were as follows:
2025: Messrs. Peters, Perucchetti, and Puente, and Ms. Martin.
2024: Messrs. Peters, Perucchetti, Puente, and Morel and Mses. Martin and Harter.
2023: Messrs. Peters and Morel and Mses. Martin and Harter.
2022: Messrs. Peters, Liotine, Morel, and Brega.
2021: Messrs. Peters, Liotine, Morel, and Brega.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Bitzer and (ii) the average of the total compensation reported in the Summary Compensation Table for the NEOs listed in footnote 1 for each applicable year.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Bitzer and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in (i) our common stock and (ii) the S&P 500 Household Durables Index where applicable. Historical stock price performance is not necessarily indicative of future stock price performance.

(5)	Peer group total shareholder return reflects the S&P 500 Household Durables Index.

(6)
Given its use in the short-term incentive program as a key indicator of profitability and driver of shareholder value, the Committee selected Ongoing EBIT as the Company Selected Measure. Ongoing EBIT consists of GAAP net earnings available to Whirlpool before net earnings (loss) available to non-controlling interests, income tax expense (benefit), and interest expense; for 2025, it excludes the impact of M&A transactions, intangible asset impairment, restructuring expense (including with respect to our equity method investments)for 2024, it excludes the impact of M&A transactions, intangible asset impairment, legacy EMEA legal matters, and restructuring expense (including with respect to our equity method investments); for 2023, it excludes the impact of M&A transactions and legacy EMEA legal matters; for 2022, it excludes the impact of M&A transactions, impairment of goodwill, intangibles and other assets, and substantial liquidation of a subsidiary; for 2021, it excludes the impact of M&A transactions, restructuring expense, gain on previously held equity interest, and product warranty and liability reserve release.

(7)	The prior proxy statement erroneously reported $672M in this column.

RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS

Year	Summary Compensation Table Total (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (7)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Equals Compensation Actually Paid ($)

Marc Bitzer

2025	12,773,816	(506,069)	511,975	(9,449,861)	7,985,393	(7,511,285)	—	(714,740)	—	3,089,229

2024	13,917,347	(1,059,620)	538,504	(9,687,164)	12,140,135	(1,954,731)	—	(1,055,572)	—	12,838,899

2023	13,504,801	(990,731)	497,384	(10,017,499)	8,812,913	(6,828,081)	—	(649,443)	—	4,329,344

2022	11,940,033	0	617,053	(10,376,353)	7,139,678	(23,361,198)	—	(5,214,441)	—	(19,255,228)

2021	18,751,901	(3,070,010)	557,425	(9,951,671)	13,101,263	21,136,895	—	1,946,737	—	42,472,540

Other NEOs (Average)

2025	4,327,263	(97,361)	88,520	(2,603,934)	1,939,304	(1,743,676)	—	(155,282)	—	1,754,834

2024	4,039,248	(87,453)	49,399	(1,930,529)	2,429,582	(494,170)	—	(144,013)	(265,999)	3,596,064

2023	3,086,982	(168,955)	81,272	(1,772,232)	1,559,120	(1,546,154)	—	(69,513)	—	1,170,520

2022	3,263,242	0	111,431	(2,254,423)	1,551,201	(4,534,750)	—	(1,025,995)	—	(2,889,294)

2021	5,542,092	(695,763)	99,925	(2,335,696)	3,052,625	3,700,214	—	355,316	—	9,718,714

(1)	For Mr. Bitzer, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(6)
Represents the change in fair value during the indicated fiscal year of each stock option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. In the prior proxy certain performance awards were erroneously included at target and have been updated to reflect the probable outcome of performance conditions at fiscal year 2025 in accordance with Item 402(v)(2)(iii)(C)(3).

(7)
Represents the fair value at vesting of the stock option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the stock option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Company Selected Measure Name	Ongoing EBIT
Named Executive Officers, Footnote
(1)	Mr. Bitzer served as the Principal Executive Officer (PEO) for the entirety of 2025, 2024, 2023, 2022 and 2021 and the Company’s other NEOs for the applicable years were as follows:
2025: Messrs. Peters, Perucchetti, and Puente, and Ms. Martin.
2024: Messrs. Peters, Perucchetti, Puente, and Morel and Mses. Martin and Harter.
2023: Messrs. Peters and Morel and Mses. Martin and Harter.
2022: Messrs. Peters, Liotine, Morel, and Brega.
2021: Messrs. Peters, Liotine, Morel, and Brega.

Peer Group Issuers, Footnote	Peer group total shareholder return reflects the S&P 500 Household Durables Index.
PEO Total Compensation Amount	$ 12,773,816	$ 13,917,347	$ 13,504,801	$ 11,940,033	$ 18,751,901
PEO Actually Paid Compensation Amount	$ 3,089,229	12,838,899	4,329,344	(19,255,228)	42,472,540
Adjustment To PEO Compensation, Footnote
RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS

Year	Summary Compensation Table Total (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (7)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Equals Compensation Actually Paid ($)

Marc Bitzer

2025	12,773,816	(506,069)	511,975	(9,449,861)	7,985,393	(7,511,285)	—	(714,740)	—	3,089,229

2024	13,917,347	(1,059,620)	538,504	(9,687,164)	12,140,135	(1,954,731)	—	(1,055,572)	—	12,838,899

2023	13,504,801	(990,731)	497,384	(10,017,499)	8,812,913	(6,828,081)	—	(649,443)	—	4,329,344

2022	11,940,033	0	617,053	(10,376,353)	7,139,678	(23,361,198)	—	(5,214,441)	—	(19,255,228)

2021	18,751,901	(3,070,010)	557,425	(9,951,671)	13,101,263	21,136,895	—	1,946,737	—	42,472,540

Other NEOs (Average)

2025	4,327,263	(97,361)	88,520	(2,603,934)	1,939,304	(1,743,676)	—	(155,282)	—	1,754,834

2024	4,039,248	(87,453)	49,399	(1,930,529)	2,429,582	(494,170)	—	(144,013)	(265,999)	3,596,064

2023	3,086,982	(168,955)	81,272	(1,772,232)	1,559,120	(1,546,154)	—	(69,513)	—	1,170,520

2022	3,263,242	0	111,431	(2,254,423)	1,551,201	(4,534,750)	—	(1,025,995)	—	(2,889,294)

2021	5,542,092	(695,763)	99,925	(2,335,696)	3,052,625	3,700,214	—	355,316	—	9,718,714

(1)	For Mr. Bitzer, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(6)
Represents the change in fair value during the indicated fiscal year of each stock option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. In the prior proxy certain performance awards were erroneously included at target and have been updated to reflect the probable outcome of performance conditions at fiscal year 2025 in accordance with Item 402(v)(2)(iii)(C)(3).

(7)
Represents the fair value at vesting of the stock option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the stock option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 4,327,263	4,039,248	3,086,982	3,263,242	5,542,092
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,754,834	3,596,064	1,170,520	(2,889,294)	9,718,714
Adjustment to Non-PEO NEO Compensation Footnote
RECONCILIATION OF COMPENSATION ACTUALLY PAID ADJUSTMENTS

Year	Summary Compensation Table Total (1)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($) (2)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($) (3)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($) (4)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($) (5)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (6)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (7)	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($) (8)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (9)	Equals Compensation Actually Paid ($)

Marc Bitzer

2025	12,773,816	(506,069)	511,975	(9,449,861)	7,985,393	(7,511,285)	—	(714,740)	—	3,089,229

2024	13,917,347	(1,059,620)	538,504	(9,687,164)	12,140,135	(1,954,731)	—	(1,055,572)	—	12,838,899

2023	13,504,801	(990,731)	497,384	(10,017,499)	8,812,913	(6,828,081)	—	(649,443)	—	4,329,344

2022	11,940,033	0	617,053	(10,376,353)	7,139,678	(23,361,198)	—	(5,214,441)	—	(19,255,228)

2021	18,751,901	(3,070,010)	557,425	(9,951,671)	13,101,263	21,136,895	—	1,946,737	—	42,472,540

Other NEOs (Average)

2025	4,327,263	(97,361)	88,520	(2,603,934)	1,939,304	(1,743,676)	—	(155,282)	—	1,754,834

2024	4,039,248	(87,453)	49,399	(1,930,529)	2,429,582	(494,170)	—	(144,013)	(265,999)	3,596,064

2023	3,086,982	(168,955)	81,272	(1,772,232)	1,559,120	(1,546,154)	—	(69,513)	—	1,170,520

2022	3,263,242	0	111,431	(2,254,423)	1,551,201	(4,534,750)	—	(1,025,995)	—	(2,889,294)

2021	5,542,092	(695,763)	99,925	(2,335,696)	3,052,625	3,700,214	—	355,316	—	9,718,714

(1)	For Mr. Bitzer, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(2)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(3)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(4)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(5)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the date of grant.

(6)
Represents the change in fair value during the indicated fiscal year of each stock option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. In the prior proxy certain performance awards were erroneously included at target and have been updated to reflect the probable outcome of performance conditions at fiscal year 2025 in accordance with Item 402(v)(2)(iii)(C)(3).

(7)
Represents the fair value at vesting of the stock option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(9)
Represents the fair value as of the last day of the prior fiscal year of the stock option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return	Chart 2: CEO and Average NEO Compensation Actually Paid vs. Total Shareholder Return and Year-end Stock Price
Compensation Actually Paid vs. Net Income	Chart 1: CEO and Average NEO Compensation Actually Paid vs. Financial Performance
Compensation Actually Paid vs. Company Selected Measure	Chart 1: CEO and Average NEO Compensation Actually Paid vs. Financial Performance
Total Shareholder Return Vs Peer Group	Chart 2: CEO and Average NEO Compensation Actually Paid vs. Total Shareholder Return and Year-end Stock Price
Tabular List, Table
PERFORMANCE MEASURES USED TO LINK COMPANY PERFORMANCE AND COMPENSATION ACTUALLY PAID TO THE NEOS
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Ongoing EBIT is the Company’s selected measure. Ongoing EBIT (weighted at 70%) and Free Cash Flow are the two primary measures (weighted 30%) in our short-term incentive program. Cumulative Ongoing EPS and ROIC are the two primary measures (each weighted 50%) in the PSUs granted as part of our long-term incentive program. Please see the Compensation Discussion & Analysis section for a further description of the metrics used in the Company’s executive compensation program.

Most Important Performance Measures Used to Link Compensation Actually Paid to Company Performance:

Ongoing EBIT (Company Selected Measure)	Return on Invested Capital

Free Cash Flow	Stock Price

Cumulative Ongoing Earnings Per Share

Total Shareholder Return Amount	$ 51	77	76	84	133
Peer Group Total Shareholder Return Amount	157	163	153	99	135
Net Income (Loss)	$ 318,000,000	$ (323,000,000)	$ 481,000,000	$ (1,519,000,000)	$ 1,783,000,000
Company Selected Measure Amount	729,000,000	887,000,000	1,191,000,000	1,360,000,000	2,379,000,000
PEO Name	Mr. Bitzer
Measure:: 1
Pay vs Performance Disclosure
Name	Ongoing EBIT (Company Selected Measure)
Non-GAAP Measure Description	Given its use in the short-term incentive program as a key indicator of profitability and driver of shareholder value, the Committee selected Ongoing EBIT as the Company Selected Measure. Ongoing EBIT consists of GAAP net earnings available to Whirlpool before net earnings (loss) available to non-controlling interests, income tax expense (benefit), and interest expense; for 2025, it excludes the impact of M&A transactions, intangible asset impairment, restructuring expense (including with respect to our equity method investments)for 2024, it excludes the impact of M&A transactions, intangible asset impairment, legacy EMEA legal matters, and restructuring expense (including with respect to our equity method investments); for 2023, it excludes the impact of M&A transactions and legacy EMEA legal matters; for 2022, it excludes the impact of M&A transactions, impairment of goodwill, intangibles and other assets, and substantial liquidation of a subsidiary; for 2021, it excludes the impact of M&A transactions, restructuring expense, gain on previously held equity interest, and product warranty and liability reserve release.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Ongoing Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (506,069)	$ (1,059,620)	$ (990,731)	$ 0	$ (3,070,010)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,975	538,504	497,384	617,053	557,425
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,449,861)	(9,687,164)	(10,017,499)	(10,376,353)	(9,951,671)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,985,393	12,140,135	8,812,913	7,139,678	13,101,263
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,511,285)	(1,954,731)	(6,828,081)	(23,361,198)	21,136,895
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,740)	(1,055,572)	(649,443)	(5,214,441)	1,946,737
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,361)	(87,453)	(168,955)	0	(695,763)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,520	49,399	81,272	111,431	99,925
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,603,934)	(1,930,529)	(1,772,232)	(2,254,423)	(2,335,696)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,939,304	2,429,582	1,559,120	1,551,201	3,052,625
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,743,676)	(494,170)	(1,546,154)	(4,534,750)	3,700,214
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,282)	(144,013)	(69,513)	(1,025,995)	355,316
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (265,999)	$ 0	$ 0	$ 0